Other reserves (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other reserves
Beginning balance	¥ 99,401,619	¥ 102,201,336	¥ 113,538,876
Share of other comprehensive loss of an equity method investee	3,434	4,454	12,617
Fair value changes of equity instruments at FVOCI	481,319	280,911	(6,977,101)
Fair value changes of preferred shares issued by subsidiaries attributable to changes in the credit risk	365,216	(1,187,881)	348,855
Foreign currency translation adjustments	(1,387,632)	(1,429,826)	(5,990,012)
Transfer of accumulated translation adjustments to profit or loss upon disposal of subsidiaries		10,366
Share-based compensation	2,252,738	2,589,593	3,446,898
Share-based awards granted to employees of an equity investee			47,421
Exercise of share options and vesting of restricted shares and RSUs, net	(348,431)	(75,083)	(120,851)
Transactions with non-controlling interests			(32,635)
Repurchase of ordinary shares (b)	(4,872,181)	(112,666)
Ending balance	98,701,979	99,401,619	102,201,336
Other reserves
Other reserves
Beginning balance	18,387,891	18,976,676	21,537,701
Share of other comprehensive loss of an equity method investee	(3,434)	(4,454)	(12,617)
Fair value changes of equity instruments at FVOCI	481,319	280,911	(6,977,101)
Fair value changes of preferred shares issued by subsidiaries attributable to changes in the credit risk	365,216	(1,187,881)	348,855
Foreign currency translation adjustments	150,345	452,806	3,705,388
Transfer of accumulated translation adjustments to profit or loss upon disposal of subsidiaries		10,366
Transfer of gain on disposal of equity instruments at FVOCI to accumulated deficit, net of tax	(1,800,823)	(804,333)	(100,254)
Transfer of accumulated fair value changes of repurchased preferred shares issued by subsidiaries attributable to changes in the credit risk	443,263		(10,485)
Share-based compensation	2,252,738	2,589,593	3,446,898
Share-based awards granted to employees of an equity investee			47,421
Exercise of share options and vesting of restricted shares and RSUs, net	(1,748,136)	(1,940,946)	(3,022,518)
Appropriation to statutory reserves	47,147	30,777	41,411
Transactions with non-controlling interests		(15,624)	(28,023)
Ending balance	18,575,526	18,387,891	18,976,676
Capital reserves
Other reserves
Beginning balance	(43,647)	(28,023)
Transactions with non-controlling interests		(15,624)	(28,023)
Ending balance	(43,647)	(43,647)	(28,023)
Share-based compensation reserve
Other reserves
Beginning balance	11,531,711	10,883,064	10,411,263
Share-based compensation	2,252,738	2,589,593	3,446,898
Share-based awards granted to employees of an equity investee			47,421
Exercise of share options and vesting of restricted shares and RSUs, net	(1,748,136)	(1,940,946)	(3,022,518)
Ending balance	12,036,313	11,531,711	10,883,064
Currency translation differences
Other reserves
Beginning balance	6,322,064	5,858,892	2,153,504
Foreign currency translation adjustments	150,345	452,806	3,705,388
Transfer of accumulated translation adjustments to profit or loss upon disposal of subsidiaries		10,336
Ending balance	6,472,409	6,322,064	5,858,892
Statutory reserve
Other reserves
Beginning balance	100,105	69,328	27,917
Appropriation to statutory reserves	47,147	30,777	41,411
Ending balance	147,252	100,105	69,328
FVOCI related to investments
Other reserves
Beginning balance	1,047,812	1,571,234	8,648,589
Fair value changes of equity instruments at FVOCI	481,319	280,911	(6,977,101)
Transfer of gain on disposal of equity instruments at FVOCI to accumulated deficit, net of tax	(1,800,823)	(804,333)	(100,254)
Ending balance	(271,692)	1,047,812	1,571,234
FVOCI related to preferred shares
Other reserves
Beginning balance	(743,956)	443,925	105,555
Fair value changes of preferred shares issued by subsidiaries attributable to changes in the credit risk	365,216	(1,187,881)	348,855
Transfer of accumulated fair value changes of repurchased preferred shares issued by subsidiaries attributable to changes in the credit risk	443,263		(10,485)
Ending balance	64,523	(743,956)	443,925
Others
Other reserves
Beginning balance	173,802	178,256	190,873
Share of other comprehensive loss of an equity method investee	(3,434)	(4,454)	(12,617)
Ending balance	¥ 170,368	¥ 173,802	¥ 178,256